Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Summary of Significant Components of Current and Deferred Income Tax Recovery (Expense)

Significant components of current and deferred income tax recovery (expense) are as follows:

	Years ended December 31,
	2019	2018	2017
	$	$	$
Current income tax recovery (expense)	—	—	—
Deferred tax:
Origination and reversal of temporary differences	2,943	(4,003)	6,395
Adjustments in respect of prior years	-	742	(149)
Change in unrecognized tax assets	(2,755)	(2,191)	(2,767)
Total income tax recovery (expense)	188	(5,452)	3,479

Summary of Reconciliation of Combined Canadian Federal and Provincial Income Tax Rate to Income Tax Expense

The reconciliation of the combined Canadian federal and provincial income tax rate to the income tax expense is provided below:

	Years ended December 31,
	2019	2018	2017
Combined Canadian federal and provincial statutory income tax rate	26.5%	26.8%	26.9%

	Years ended December 31,
	2019	2018	2017
	$	$	$
Income tax (expense) recovery based on combined statutory income tax rate	1,615	(2,574)	5,434
Change in unrecognized tax assets	(3,160)	(1,963)	(2,701)
Change in unrecognized tax assets related to OCI	340	(188)	(228)
Share issuance costs	65	(40)	164
Permanent difference attributable to the use of local currency for tax reporting	35	792	(71)
Change in enacted rates used	(27)	(58)	(358)
Permanent difference attributable to net change in fair value of warrant liability	1,197	70	595
Share-based compensation costs	(210)	(152)	(49)
Difference in statutory income tax rate of foreign subsidiaries	321	(917)	768
Adjustments in respect of prior years	—	(372)	(149)
Other	12	(50)	74
	188	(5,452)	3,479

Summary of (Loss) Income Before Income Taxes

(Loss) income before income taxes is attributable to the Company’s tax jurisdictions as follows:

	Years ended December 31,
	2019	2018	2017
	$	$	$
Germany	(6,010)	16,297	(13,950)
Canada	812	(5,504)	(5,592)
United States	(1,032)	(1,154)	(733)
	(6,230)	9,639	(20,275)

Summary of Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2019	2018
	$	$
Deferred tax assets
Current:
Operating losses carried forward	—	—
Non-current:
Operating losses carried forward	691	764
Intangible assets	2,639	3,646
	3,330	4,410
Deferred tax liabilities
Current:
Deferred revenues	—	38
Restricted cash	52	153
Payables and accrued liabilities	—	95
	52	286
Non-current:
Property, plant and equipment	184	3
Deferred revenues	3,047	4,074
Other	47	47
	3,278	4,124
	3,330	4,410
Deferred tax assets (liabilities), net	—	—

Summary of Significant Components of Unrecognized Deferred Tax Assets

Significant components of unrecognized deferred tax assets are as follows:

	December 31,
	2019	2018
	$	$
Deferred tax assets
Current:
Deferred revenues and other provisions	550	649
	550	649
Non-current:
Deferred revenues	—	—
Operating losses carried forward	83,699	81,731
SR&ED Pool	9,138	9,148
Unused tax credits	5,149	5,894
Employee future benefits	2,303	2,048
Property, plant and equipment	480	448
Share issuance expenses	342	467
Other	272	241
	101,383	99,977
Unrecognized deferred tax assets	101,933	100,626

Summary of Disclosure of Federal Tax Losses

As at December 31, 2019, amounts and expiry dates of tax attributes to be deferred for which no deferred tax asset was recognized were as follows:

	Canada
	Federal	Provincial
	$	$
2028	8,008	6,622
2029	4,791	4,773
2030	4,104	4,089
2031	1,753	1,737
2032	4,250	4,250
2033	3,721	3,721
2034	4,153	4,153
2035	10,418	10,452
2036	10,592	10,592
2037	7,343	7,343
2038	6,557	6,557
2039	3,501	3,501
	69,191	67,790

United States
$
2028	369
2029	178
2034	151
2035	447
2036	195
2037	709
2038	1,224
2039	771
4,044